1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details Narrative) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Warrant 4 [Member]
Cash in excess of FDIC limits	$ 48,859	$ 0